Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.76%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts ("ADRs"), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund's position in a particular stock if the stock represents a disproportionately large position within the Fund's portfolio.

		In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

		For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 18.48% 06/30/09 Worst quarter: –22.27% 12/31/08
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	$ 1,779
2004	rr_AnnualReturn2004	27.78%	[1]
2005	rr_AnnualReturn2005	4.10%	[1]
2006	rr_AnnualReturn2006	21.74%	[1]
2007	rr_AnnualReturn2007	14.11%	[1]
2008	rr_AnnualReturn2008	(32.15%)	[1]
2009	rr_AnnualReturn2009	38.49%	[1]
2010	rr_AnnualReturn2010	13.58%	[1]
2011	rr_AnnualReturn2011	(4.21%)	[1]
2012	rr_AnnualReturn2012	15.07%	[1]
2013	rr_AnnualReturn2013	26.70%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | Return Before Taxes | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.70%
5 Years	rr_AverageAnnualReturnYear05	17.04%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | Return After Taxes on Distributions | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.64%
5 Years	rr_AverageAnnualReturnYear05	16.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.77%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	13.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.76%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
1 Year	rr_AverageAnnualReturnYear01	33.55%	[3]
5 Years	rr_AverageAnnualReturnYear05	18.71%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	7.88%	[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.
[2]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Returns for the Russell 3000® Index are included to show how the Fund's performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.